Accrued Expenses and Other Current Liabilities - Schedule of Accrued Expenses and Other Current Liabilities (Details) - USD ($) $ in Thousands	Mar. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Accrued Liabilities, Current [Abstract]
Accrued legal		$ 0	$ 2,198
Accrued professional fees	$ 315	275	460
Accrued GEM facility commitment	4,000	4,000	0
Accrued contingency fee	187	199	0
Accrued wages and benefits	1,534	1,298	250
Other accrued expenses and other current liabilities	478	515	267
Total accrued expenses and other current liabilities	$ 6,514	$ 6,287	$ 3,175